Exhibit 99.1

Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	December 26, 2014
Closing Date:	January 21, 2015

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,300,588,453.92	71,733	3.22%	56.95
Original Adj. Pool Balance:		$1,260,113,012.83

		Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$238,000,000.00	18.299%	0.24000%		January 15, 2016
Class A-2 Notes	Fixed	$400,000,000.00	30.755%	0.68000%		October 16, 2017
Class A-3 Notes	Fixed	$400,000,000.00	30.755%	1.05000%		April 15, 2019
Class A-4 Notes	Fixed	$128,230,000.00	9.859%	1.37000%		July 15, 2020
Class B Notes	Fixed	$22,680,000.00	1.744%	1.78000%		July 15, 2020
Class C Notes	Fixed	$34,020,000.00	2.616%	1.98000%		July 15, 2020
Class D Notes	Fixed	$27,720,000.00	2.131%	2.73000%		June 15, 2021
Total Securities		$1,250,650,000.00	96.160%

Overcollateralization		$9,463,012.83	0.728%
YSOA		$40,475,441.09	3.112%
Total Original Pool Balance		$1,300,588,453.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$29,494,714.92	0.0737368	$12,670,529.07	0.0316763	$16,824,185.85
Class A-4 Notes	$128,230,000.00	1.0000000	$128,230,000.00	1.0000000	$-
Class B Notes	$22,680,000.00	1.0000000	$22,680,000.00	1.0000000	$-
Class C Notes	$34,020,000.00	1.0000000	$34,020,000.00	1.0000000	$-
Class D Notes	$27,720,000.00	1.0000000	$27,720,000.00	1.0000000	$-
Total Securities	$242,144,714.92	0.1936151	$225,320,529.07	0.1801627	$16,824,185.85

Weighted Avg. Coupon (WAC)	3.15%		3.15%
Weighted Avg. Remaining Maturity (WARM)	24.51		23.64
Pool Receivables Balance	$267,201,655.95		$249,859,086.30
Remaining Number of Receivables	36,809		35,997

Adjusted Pool Balance	$261,046,410.11		$244,222,224.26

III. COLLECTIONS

Principal:
Principal Collections	$16,786,677.55
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$315,934.09
Total Principal Collections	$17,102,611.64

Interest:
Interest Collections	$699,730.39
Late Fees & Other Charges	$41,689.77
Interest on Repurchase Principal	$-
Total Interest Collections	$741,420.16

Collection Account Interest	$14,562.40
Reserve Account Interest	$2,994.70
Servicer Advances	$-

Total Collections	$17,861,588.90

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

IV. DISTRIBUTIONS

Total Collections	$17,861,588.90
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$17,861,588.90

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$222,668.05	$-	$222,668.05	$222,668.05
Collection Account Interest					$14,562.40
Late Fees & Other Charges					$41,689.77
Total due to Servicer					$278,920.22

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$25,807.88		$25,807.88
Class A-4 Notes		$146,395.92		$146,395.92

Total Class A interest:		$172,203.80		$172,203.80	$172,203.80

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$33,642.00		$33,642.00	$33,642.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$56,133.00		$56,133.00	$56,133.00

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$63,063.00		$63,063.00	$63,063.00

Available Funds Remaining:					$17,257,626.88

9. Regular Principal Distribution Amount:					$16,824,185.85

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$-
Class A-3 Notes				$16,824,185.85
Class A-4 Notes				$-
Class A Notes Total:		$16,824,185.85		$16,824,185.85
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$16,824,185.85		$16,824,185.85

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					433,441.03

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$6,155,245.84
Beginning Period Amount	$6,155,245.84
Current Period Amortization	$518,383.80
Ending Period Required Amount	$5,636,862.04
Ending Period Amount	$5,636,862.04
Next Distribution Date Required Amount	$5,143,838.26

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Hyundai Auto Receivables Trust 2015-A
Monthly Servicing Report

Collection Period	December 2017
Distribution Date	01/16/18
Transaction Month	36
30/360 Days	30
Actual/360 Days	32

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,150,282.53
Beginning Period Amount	$3,150,282.53
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,150,282.53
Ending Period Amount	$3,150,282.53

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$18,901,695.19	$18,901,695.19	$18,901,695.19
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	7.24%	7.74%	7.74%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.51%	35,459	97.61%	$243,880,412.48
30 - 60 Days	1.13%	408	1.76%	$4,403,263.34
61 - 90 Days	0.28%	101	0.49%	$1,215,155.76
91-120 Days	0.08%	29	0.14%	$360,254.72
121 + Days	0.00%	0	0.00%	$-
Total		35,997		$249,859,086.30

Delinquent Receivables 30+ Days Past Due
Current Period	1.49%	538	2.39%	$5,978,673.82
1st Preceding Collection Period	1.41%	519	2.34%	$6,247,643.20
2nd Preceding Collection Period	1.39%	523	2.23%	$6,344,322.89
3rd Preceding Collection Period	1.33%	513	2.08%	$6,329,255.35
Four-Month Average	1.40%		2.26%

Repossession in Current Period		29		$296,109.61
Repossession Inventory		80		$223,687.51

Current Charge-Offs
Gross Principal of Charge-Offs				$555,892.10
Recoveries				$(315,934.09)
Net Loss				$239,958.01

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				1.08%

Average Pool Balance for Current Period				$258,530,371.13

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				1.11%
1st Preceding Collection Period				0.33%
2nd Preceding Collection Period				1.08%
3rd Preceding Collection Period				0.83%
Four-Month Average				0.84%

Cumulative Charge-Offs		Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs		52	2,336	$32,837,734.25
Recoveries		42	2,089	$(17,993,857.99)
Net Loss				$14,843,876.26
Cumulative Net Loss as a % of Initial Pool Balance				1.14%

Net Loss for Receivables that have experienced a Net Loss *		38	1,814	$14,905,333.12
Average Net Loss for Receivables that have experienced a Net Loss				$8,216.83

Principal Balance of Extensions				$1,204,310.39
Number of Extensions				107

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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